Shareholder remuneration system and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Diluted earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 4,894	€ 3,675
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(292)	(271)
Net profit for the year	4,602	3,404
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	0	0
Profit or Loss from continuing operations (CCPS net) (EUR million)	€ 4,602	€ 3,404
Weighted average number of shares outstanding (in shares)	16,947,764,566	17,309,951,841
Dilutive effect of options/receipt of shares (in shares)	48,431,475	48,815,931
Adjusted number of shares (in shares)	16,996,196,041	17,358,767,772
Diluted earnings per share (in euro per share)	€ 0.27	€ 0.20
Diluted earnings per share from discontinued operations (in euro per share)	0	0
Diluted earnings per share from continuing operations (in euro per share)	€ 0.27	€ 0.20